Statements of Cash Flows (Unaudited) (USD $)	9 Months Ended		295 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013
Operating Activities
Net loss for the period	$ (2,373,322)	$ (130,437)	$ (10,371,087)
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization			3,616
Beneficial conversion feature on convertible debt			239,662
Communications			28,000
Consulting fees			2,523,404
Loss on settlement of payables	1,364,757		1,339,524
Interest accrued on loans		48,893	272,541
Legal fees			25,000
Loss on disposal of equipment			1,481
Management fees			25,400
Stock-based compensation	887,750		2,017,621
Termination fees			792,000
Write-down of deferred costs			34,210
Write-down of advances to related party			606,337
Changes in non-cash item:
Accrued interest	53,812		53,812
Accounts payable - related party	13,572		13,572
Prepaid expense	(18,411)	15,188	697,449
Net cash used in operating activities	(71,842)	(66,355)	(1,697,458)
Investing Activities
Organization costs			(750)
Acquisition of equipment			(4,347)
Deferred costs			(34,210)
Advances to related party			(606,337)
Net cash used in investing activities			(645,644)
Financing Activities
Loans payable	102,644	67,064	1,202,512
Payment on loan payable	(32,200)		(32,200)
Due to related parties			15,526
Proceeds from issuance of common stock			1,162,631
Payment of offering costs			(30,270)
Additional paid-in capital			25,442
Net cash provided by financing activities	70,444	67,064	2,343,641
Increase (decrease) in cash during the period	(1,398)	709	539
Cash, beginning of the period	1,937	161
Cash, end of the period	539	870	539
Supplementary disclosure of cash flows:
Cash paid for Interest			93,859
Non-cash financing and investing activities:
Common shares issued for conversion of liabilities	$ 367,434		$ 367,434